Schedule of Purchase Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	4,341,088
Compensation warrants, exercise price | $ / shares	$ 2.25
Expiry date	Mar. 15, 2024
Warrant two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	676,788
Compensation warrants, exercise price | $ / shares	$ 2.25
Expiry date	Mar. 16, 2024
Warrant three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	590,909
Compensation warrants, exercise price | $ / shares	$ 2.25
Expiry date	Mar. 17, 2024
Warrant four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,122,825
Compensation warrants, exercise price | $ / shares	$ 2.25
Expiry date	Mar. 18, 2024
Warrant five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	4,286,351
Compensation warrants, exercise price | $ / shares	$ 2.25
Expiry date	Mar. 24, 2024
Warrant six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	530,600
Compensation warrants, exercise price | $ / shares	$ 2.25
Expiry date	Mar. 28, 2024
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	12,529,690
Compensation warrants, exercise price | $ / shares	$ 2.50
Expiry date	Jun. 29, 2025
Warrant eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	300,288
Compensation warrants, exercise price | $ / shares	$ 1.55
Expiry date	Jun. 29, 2025
Warrant nine [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	300,000
Compensation warrants, exercise price | $ / shares	$ 2.50
Expiry date	Apr. 20, 2025
Warrant ten [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,101,726
Compensation warrants, exercise price | $ / shares	$ 0.30
Expiry date	Nov. 28, 2025
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	27,780,265